Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	May 11, 2021
C000226945
Account Value [Line Items]
Line Graph and Table Measure Name	Bitwise Crypto Industry Innovators ETF
Account Value	$ 5,182	$ 5,572	$ 2,434	$ 7,215	$ 10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 14,337	$ 13,244	$ 10,197	$ 11,051	$ 10,000